Document and Entity Information	Apr. 30, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2017
Registrant Name	VanEck Vectors ETF Trust
Central Index Key	0001137360
Amendment Flag	false
Document Creation Date	Mar. 29, 2018
Document Effective Date	Mar. 29, 2018
Prospectus Date	Sep. 01, 2017